SCHEDULE OF CARRYING AMOUNT OF GOODWILL (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Goodwill balance			¥ 54,427	¥ 121,805
Goodwill, acquisition				40,029	270,897
Impairment loss of goodwill				(107,407)	(149,092)
Goodwill balance	¥ 121,805	$ 7,666	54,427	54,427	121,805
Guohebing [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill balance			54,427	64,534
Goodwill, acquisition					147,001
Impairment loss of goodwill				(10,107)	(82,467)
Goodwill balance	64,534		54,427	54,427	64,534
Beijing Kunlunjiexin technology Co., LTD [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill balance
Goodwill, acquisition					19,222
Impairment loss of goodwill					(19,222)
Goodwill balance
Zhuge Inc [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill balance				57,271
Goodwill, acquisition	104,674				104,674
Impairment loss of goodwill				(57,271)	(47,403)
Goodwill balance	57,271				57,271
Molun SAAS [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill balance
Goodwill, acquisition				40,029
Impairment loss of goodwill				(40,029)
Goodwill balance